Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.89654%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,743,824.50

Principal:
Principal Collections	$24,105,972.57
Prepayments in Full	$11,306,676.25
Liquidation Proceeds	$526,392.82
Recoveries	$93,320.62
Sub Total	$36,032,362.26
Collections	$39,776,186.76

Purchase Amounts:
Purchase Amounts Related to Principal	$103,014.74
Purchase Amounts Related to Interest	$739.61
Sub Total	$103,754.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,879,941.11

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,879,941.11
Servicing Fee	$709,714.52	$709,714.52	$0.00	$0.00	$39,170,226.59
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,170,226.59
Interest - Class A-2a Notes	$327,222.83	$327,222.83	$0.00	$0.00	$38,843,003.76
Interest - Class A-2b Notes	$232,866.67	$232,866.67	$0.00	$0.00	$38,610,137.09
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$36,522,495.42
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$36,223,112.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,223,112.09
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$36,003,816.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,003,816.42
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$35,853,405.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,853,405.50
Regular Principal Payment	$32,873,798.39	$32,873,798.39	$0.00	$0.00	$2,979,607.11
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,979,607.11
Residual Released to Depositor	$0.00	$2,979,607.11	$0.00	$0.00	$0.00
Total		$39,879,941.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,873,798.39
Total					$32,873,798.39

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,176,382.39	$54.79	$327,222.83	$0.93	$19,503,605.22	$55.72
Class A-2b Notes	$13,697,416.00	$54.79	$232,866.67	$0.93	$13,930,282.67	$55.72
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$32,873,798.39	$20.82	$3,316,821.09	$2.10	$36,190,619.48	$22.92

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$70,496,838.51	0.2014195	$51,320,456.12	0.1466299
Class A-2b Notes	$50,354,884.67	0.2014195	$36,657,468.67	0.1466299
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$749,791,723.18	0.4748703	$716,917,924.79	0.4540501

Pool Information
Weighted Average APR	5.134%	5.162%
Weighted Average Remaining Term	42.08	41.37
Number of Receivables Outstanding	31,826	31,036
Pool Balance	$851,657,429.46	$815,130,450.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$790,198,147.56	$756,776,444.49
Pool Factor	0.4953280	0.4740837

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$58,354,005.98
Targeted Overcollateralization Amount	$98,212,525.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$98,212,525.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$484,922.61
(Recoveries)		63	$93,320.62
Net Loss for Current Collection Period			$391,601.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5518%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8464%
Second Prior Collection Period			0.6411%
Prior Collection Period			0.5701%
Current Collection Period			0.5639%
Four Month Average (Current and Prior Three Collection Periods)			0.6554%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,605	$9,923,575.04
(Cumulative Recoveries)			$1,281,402.18
Cumulative Net Loss for All Collection Periods			$8,642,172.86
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5026%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,182.91
Average Net Loss for Receivables that have experienced a Realized Loss			$5,384.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	277	$9,718,092.70
61-90 Days Delinquent	0.24%	49	$1,993,007.53
91-120 Days Delinquent	0.04%	7	$331,339.40
Over 120 Days Delinquent	0.09%	18	$751,629.07
Total Delinquent Receivables	1.57%	351	$12,794,068.70

Repossession Inventory:
Repossessed in the Current Collection Period		14	$359,431.96
Total Repossessed Inventory		23	$952,469.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2047%
Prior Collection Period			0.1948%
Current Collection Period			0.2384%
Three Month Average			0.2126%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3774%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	20

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	95	$3,783,034.18
2 Months Extended	184	$7,458,934.62
3+ Months Extended	30	$1,174,572.62

Total Receivables Extended	309	$12,416,541.42
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer